Investment Strategy - Tuttle Capital AI Bottleneck ETF	Oct. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in equity securities of U.S. and non-U.S. companies whose business operations are tied to one or more identified industrial bottlenecks in the value chain supporting artificial intelligence (“AI”) infrastructure and related buildout (each, an “AI Bottleneck Company” and collectively, the “AI Bottleneck Companies”). Tuttle Capital Management, LLC (the “Advisor”) defines an industrial bottleneck as a position in the value chain that meets at least two of the following three criteria based on the Advisor’s proprietary scoring system (the “Qualification Test”): (i) Supply Chain Concentration - supply is concentrated among a limited number of producers, (ii) Backlog or Lead Time - lead times or order backlogs for the relevant product or service are extended, and (iii) Demand Inelasticity - demand from end-customers is structurally inelastic, meaning that downstream projects may be delayed but the input cannot readily be substituted.

The Advisor identifies AI Bottleneck Companies as those companies that derive at least 50% of their revenue from one or more of nine enumerated AI-infrastructure categories: (1) Compute and Advanced Packaging; (2) Memory and Storage; (3) Optical and Electrical Interconnect; (4) Power Generation and Grid; (5) Nuclear Fuel Cycle; (6) Semiconductor Capital Equipment and Test; (7) Semiconductor and Electrification Materials; (8) Data Center Cooling and Facility Infrastructure; and (9) Data Center Siting (each, an “AI Bottleneck Industry” and collectively, the “AI Bottleneck Industry Group”).

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies in the AI Bottleneck Industry Group.

Having determined that a company satisfies the Qualification Test, the Advisor then classifies the company into one of three purity tiers, based on the percentage of the company’s revenue directly attributable to an AI Bottleneck Industry. For purposes of portfolio allocation and position-sizing only: Tier 1 includes AI Bottleneck Companies deriving 60% or more of revenue from an AI Bottleneck Industry; Tier 2 includes AI Bottleneck Companies deriving approximately 25% to 60% of revenue from an AI Bottleneck Industry; and Tier 3 includes AI Bottleneck Companies deriving less than 25% of revenue from an AI Bottleneck Industry, but that the Advisor has determined hold a structurally significant, difficult-to-replace position within a discrete link of the AI infrastructure supply chain – for example, a sole-sourced or single-qualified component supplier – such that the company’s inclusion is warranted notwithstanding its comparatively lower revenue concentration.

An AI Bottleneck Company’s tier classification affects only its relative weight within the Fund’s portfolio, including the single-issuer and tier-level weighting, and has no bearing on, and does not expand, the criteria used in the Qualification Test. The Fund’s portfolio weightings are rules-based. Holdings are weighted using a modified free-float market capitalization methodology tilted by the number of Qualification Test criteria a company satisfies and purity tier.

The Fund may invest in non-U.S. equity securities, including in emerging market securities, through American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), or direct holdings of foreign-listed ordinary shares, including securities listed on exchanges in Korea, Japan, Taiwan, China (A-shares accessed through Stock Connect or qualified channels), Hong Kong, the United Kingdom, the European Union, Canada, and Australia. The Fund’s foreign-listed exposure may be material and is expected to represent a meaningful portion of the Fund’s assets at any given time.

The Fund may also use derivatives, such as swaps, including total return swaps, for both hedging and non-hedging purposes. The Fund may seek to obtain or adjust investment exposure to an AI Bottleneck Company where the Advisor determines it is more practical or efficient to do so than a direct purchase or sale of the underlying security, or to hedge currency exposure associated with the Fund's non-U.S. investments. To the extent the Fund enters into a swap for investment (as opposed to hedging) purposes, the Fund will treat the notional value of that swap as an investment of the Fund for purposes of the Fund's 80% Policy, but only where the reference company or companies underlying the swap independently satisfy the Fund's Qualification Test for an AI Bottleneck Company.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of companies within the AI Bottleneck Industry Group.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of issuers.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies in the AI Bottleneck Industry Group.